UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron
Title:         President
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                      New York, NY                   08/13/03
--------------------------   ---------------------------------   ---------------
     [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         89

Form 13F Information Table Value Total:         337,736
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 04329                      Scoggin LLC




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

Quarter Ended 6/30/03

                                                         Form 13F Information Table

     Column 1                  Column 2    Column 3     Column 4   Column 5               Column 6    Column 7          Column 8
                               Title of                  Value    SHRS or     SH/  Put/  Investment   Other         Voting Authority
  Name of Issuer                Class       Cusip       (x1000)   PRN AMT    PRN  Call   Discretion   Managers Sole   Shared    None
  ----------------------------------------------------------------------------------------------------------------------------------


Abitibi Consolidated Inc        common    003924107        801    125,000     SH         Sole                  Sole
Abitibi Consolidated Inc        common    003924107      1,063    165,800     SH        Defined       01       Sole
Advanced Medical Optics, Inc.   common    00763M108      8,525    500,000     SH         Sole                  Sole
Advanced Medical Optics, Inc.   common    00763M108     10,230    600,000     SH        Defined       01       Sole
AOL Time Warner Inc.            common    00184A105      5,632    350,000    Call        Sole                  Sole
AOL Time Warner Inc.            common    00184A105      6,758    420,000    Call       Defined       01       Sole
Aviall, Inc                     common    05366B102      1,333    117,200     SH         Sole                  Sole
Aviall, Inc                     common    05366B102      1,333    117,200     SH        Defined       01       Sole
Bowater Incorporated            common    102183100        983     26,250     SH         Sole                  Sole
Bowater Incorporated            common    102183100        983     26,250     SH        Defined       01       Sole
Bowater Incorporated            common    102183100      9,363    250,000    Call        Sole                  Sole
Bowater Incorporated            common    102183100     11,422    305,000    Call       Defined       01       Sole
Chateau Properties Inc          common    161726104      1,480     50,000     SH         Sole                  Sole
Chateau Properties Inc          common    161726104      1,775     60,000     SH        Defined       01       Sole
Ciena Corp                      common    171779101      3,680    710,400     SH         Sole                  Sole
Dade Behring Holdings           common    23342j206     11,079    490,000     SH         Sole                  Sole
Dade Behring Holdings           common    23342j206     18,653    825,000     SH        Defined       01       Sole
Devon Energy Corp               common    25179M103      2,763     51,750     SH         Sole                  Sole
Duke Energy Corporation         common    264399106      1,995    100,000     Put        Sole                  Sole
Duke Energy Corporation         common    264399106      2,394    120,000     Put       Defined       01       Sole
Edison International            common    281020107      4,929    300,000     SH         Sole                  Sole
Edison International            common    281020107      5,915    360,000     SH        Defined       01       Sole
Fidelity National
Information Solution Inc        common    31620P109      1,043     40,000     SH         Sole                  Sole
Fidelity National
Information Solution Inc        common    31620P109      1,304     50,000     SH        Defined       01       Sole
Georgia-Pacific Corp            common    373298108      2,843    150,000    Call        Sole                  Sole
Georgia-Pacific Corp            common    373298108      4,359    230,000    Call       Defined       01       Sole
H.J. Heinz Company              common    423074103      8,245    250,000    Call        Sole                  Sole
H.J. Heinz Company              common    423074103      9,564    290,000    Call       Defined       01       Sole
Halliburton Company             common    406216101      6,900    300,000    Call        Sole                  Sole
Halliburton Company             common    406216101     12,880    560,000    Call       Defined       01       Sole
HSBC Holdings                   common    404280406      3,162     53,499     SH         Sole                  Sole
Hudson Highland Group           common    443792106      6,514    345,000     SH         Sole                  Sole
Hudson Highland Group           common    443792106      8,402    445,000     SH        Defined       01       Sole
IDEC Pharmaceuticals Corp       common    449370105        978     28,800     SH         Sole                  Sole
IDEC Pharmaceuticals Corp       common    449370105      1,172     34,500     SH        Defined       01       Sole
IGEN International, Inc.        common    449536101      3,133    100,000     Put        Sole                  Sole
IGEN International, Inc.        common    449536101        432    120,000     Put       Defined       01       Sole
Information Resources           common    456905108        393    100,000     SH         Sole                  Sole
Information Resources           common    456905108        472    120,000     SH        Defined       01       Sole
Insignia Fncl Group Cl A        common    45767A105      2,222    200,000     SH         Sole                  Sole
Insignia Fncl Group Cl A        common    45767A105      2,641    237,700     SH        Defined       01       Sole
J.D. Edwards & Company          common    281667105        719     50,000     Put        Sole                  Sole
J.D. Edwards & Company          common    281667105        863     60,000     Put       Defined       01       Sole
Joy Global Inc                  Common    481165108        145   9,791.00     SH         Sole                  Sole
Kmart Holdings Corp             common    498780105        515     19,148     SH         Sole                  Sole
Kmart Holdings Corp             common    498780105        515     19,147     SH        Defined       01       Sole
Marconi ADR's                   common    56630M101        499     48,873     SH         Sole                  Sole
Marconi ADR's                   common    56630M101        654     64,135     SH        Defined       01       Sole
McLeod USA Inc Cl A             common    582266706          1     19,513     SH         Sole                  Sole
Medalian Corp                   common    583928106        802    115,000     SH         Sole                  Sole
Medalian Corp                   common    583928106      1,016    145,800     SH        Defined       01       Sole
Mirant Corp                     common    604675108        725    250,000     SH         Sole                  Sole
Mirant Corp                     common    604675108        870    300,000     SH        Defined       01       Sole
Northrop Grumman Corp           common    666807102      9,245    107,140     SH         Sole                  Sole
Oracle Corporation              common    68389X105        601     50,000    Call        Sole                  Sole
Oracle Corporation              common    68389X105        661     55,000    Call       Defined       01       Sole
PeopleSoft, Inc.                common    712713106        878     50,000     SH         Sole                  Sole
PeopleSoft, Inc.                common    712713106        878     50,000     SH        Defined       01       Sole
PeopleSoft, Inc.                common    712713106      4,390    250,000    Call        Sole                  Sole
PeopleSoft, Inc.                common    712713106      5,491    312,700    Call       Defined       01       Sole


Pfizer Inc                      common    717081103     14,436    422,730     SH         Sole                  Sole
PG & E Holdings                 common    69331C108      8,989    425,000     SH         Sole                  Sole
PG & E Holdings                 common    69331C108     10,459    494,500     SH        Defined       01       Sole
PG&E Corporation                common    69331C108        529     25,000     Put        Sole                  Sole
PG & E Corporation              common    69331C108        635     30,000     Put       Defined       01       Sole
PG&E Corporation                common    69331C108      5,816    275,000    Call        Sole                  Sole
PG & E Corporation              common    69331C108      7,221    341,400    Call       Defined       01       Sole
Post Properties                 common    737464107      1,988     75,000     SH         Sole                  Sole
Post Properties                 common    737464107      2,571     97,000     SH        Defined       01       Sole
Solutia Inc.                    common    834376105        174     80,000     SH         Sole                  Sole
Solutia Inc.                    common    834376105        233    107,000     SH        Defined       01       Sole
Star Financial Inc              common    45031u101      2,738     75,000     SH         Sole                  Sole
Star Financial Inc              common    45031u101      3,285     90,000     SH        Defined       01       Sole
Taubman Centers Inc             common    876664103      1,916    100,000     SH         Sole                  Sole
Taubman Centers Inc             common    876664103      2,324    121,300     SH        Defined       01       Sole
Telefonos de Mexico SA          common    879403780       3142    100,000    Call        Sole                  Sole
Telefonos de Mexico SA          common    879403780      3,770    120,000    Call       Defined       01       Sole
Texas Genco  Holdings Inc.      common    882443104      4,650    200,000     SH         Sole                  Sole
Texas Genco  Holdings Inc.      common    882443104      5,901    253,800     SH        Defined       01       Sole
Gillette Company                common    375766102     10,355    325,000    Call        Sole                  Sole
Gillette Company                common    375766102     12,107    380,000    Call       Defined       01       Sole
Warnaco Group Inc               common    934390402      4,038    300,700     SH         Sole                  Sole
Warnaco Group Inc               common    934390402      3,358    250,000     SH        Defined       01       Sole
Unifi Inc                       common    904677101        775    125,000     SH         Sole                  Sole
Unifi Inc                       common    904677101        931    150,100     SH        Defined       01       Sole
USG Corporation                 common    903293405      2,081    109,500    Call        Sole                  Sole
USG Corporation                 common    903293405      2,432    128,000    Call       Defined       01       Sole
WR Grace & Co                   common    38388F108        662    150,000     SH         Sole                  Sole
WR Grace & Co                   common    38388F108      1,014    230,000     SH        Defined       01       Sole

                                                       337,736